AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.5%
Communication Services - 8.5%
Comcast Corp., Class A	334,632	$19,686,401
The Interpublic Group of Cos., Inc.	289,425	10,234,068
Verizon Communications, Inc.	263,758	14,712,421

Total Communication Services		44,632,890
Consumer Discretionary - 10.0%
Advance Auto Parts, Inc.	35,390	7,504,803
Genuine Parts Co.	95,289	12,094,080
The Home Depot, Inc.	15,248	5,004,241
Magna International, Inc. (Canada)	107,255	8,991,187
Target Corp.	73,262	19,125,045

Total Consumer Discretionary		52,719,356
Consumer Staples - 10.2%
The JM Smucker Co. [1]	39,799	5,218,047
Kimberly-Clark Corp.	88,444	12,003,620
PepsiCo, Inc.	67,428	10,582,825
Sysco Corp.	111,535	8,275,897
Unilever PLC, Sponsored ADR (United Kingdom)	234,064	13,465,702
Walgreens Boots Alliance, Inc.	90,296	4,257,456

Total Consumer Staples		53,803,547
Energy - 8.8%
Enterprise Products Partners LP, MLP	471,443	10,640,468
Kinder Morgan, Inc.	756,253	13,143,677
Magellan Midstream Partners LP, MLP	71,711	3,341,733
Marathon Petroleum Corp.	183,717	10,144,853
The Williams Cos., Inc.	363,385	9,102,794

Total Energy		46,373,525
Financials - 17.9%
Axis Capital Holdings, Ltd. (Bermuda)	128,170	6,520,008
Chubb, Ltd. (Switzerland)	61,932	10,450,406
CNA Financial Corp.	183,512	8,076,363
Fidelity National Financial, Inc.	266,775	11,900,833
M&T Bank Corp.	65,904	8,821,250
The PNC Financial Services Group, Inc.	68,856	12,560,023
The Progressive Corp.	56,095	5,338,000
Truist Financial Corp.	289,825	15,775,175
U.S. Bancorp	258,805	14,374,030

Total Financials		93,816,088
Health Care - 14.1%
AbbVie, Inc.	106,331	12,366,295
Amgen, Inc.	43,381	10,478,247
Bristol-Myers Squibb Co.	228,684	15,520,783
	Shares	Value

Medtronic PLC (Ireland)	31,946	$4,194,829
Merck & Co., Inc.	87,763	6,746,342
Pfizer, Inc.	254,184	10,881,617
Premier, Inc., Class A	236,288	8,421,304
Quest Diagnostics, Inc.[1]	39,617	5,617,691

Total Health Care		74,227,108
Industrials - 6.8%
General Dynamics Corp.	50,249	9,850,312
Lockheed Martin Corp.	17,941	6,668,131
United Parcel Service, Inc., Class B	99,854	19,108,061

Total Industrials		35,626,504
Information Technology - 13.5%
Cass Information Systems, Inc.	82,402	3,633,104
Cisco Systems, Inc.	281,124	15,565,836
Corning, Inc.	471,145	19,722,130
CSG Systems International, Inc.	71,141	3,226,956
The Hackett Group, Inc.	149,901	2,686,226
NortonLifeLock, Inc.	238,384	5,916,691
Oracle Corp.	115,568	10,070,595
QUALCOMM, Inc.	68,304	10,231,939

Total Information Technology		71,053,477
Utilities - 9.7%
The AES Corp.	703,120	16,663,944
Atlantica Sustainable Infrastructure PLC (United Kingdom)[1]	280,016	11,133,436
Black Hills Corp.	115,631	7,822,437
IDACORP, Inc.	80,626	8,502,012
Vistra Corp.	343,142	6,571,169

Total Utilities		50,692,998

Total Common Stocks (Cost $359,872,642)		522,945,493
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	717,407	717,407
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	717,406	717,406
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	739,146	739,146

Total Short-Term Investments (Cost $2,173,959)		2,173,959
Total Investments - 99.9% (Cost $362,046,601)		525,119,452

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - 0.1%	$647,792
Net Assets - 100.0%	$525,767,244

[1]	Some of these securities, amounting to $11,009,557 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$522,945,493	—	—	$522,945,493
Short-Term Investments
Other Investment Companies	2,173,959	—	—	2,173,959
Total Investments in Securities	$525,119,452	—	—	$525,119,452

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,009,557	—	$11,237,313	$11,237,313
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	08/31/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.